Employee benefits - Expected benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Employee benefits
Disbursement of cash flow in 2021	$ 89
2022. | Overfunded pension plans
Employee benefits
Expected benefit payments	230
2022. | Underfunded pension plans
Employee benefits
Expected benefit payments	229
2022. | Other benefits
Employee benefits
Expected benefit payments	69
2023. | Overfunded pension plans
Employee benefits
Expected benefit payments	232
2023. | Underfunded pension plans
Employee benefits
Expected benefit payments	228
2023. | Other benefits
Employee benefits
Expected benefit payments	70
2024 | Overfunded pension plans
Employee benefits
Expected benefit payments	235
2024 | Underfunded pension plans
Employee benefits
Expected benefit payments	227
2024 | Other benefits
Employee benefits
Expected benefit payments	72
2025 | Overfunded pension plans
Employee benefits
Expected benefit payments	237
2025 | Underfunded pension plans
Employee benefits
Expected benefit payments	226
2025 | Other benefits
Employee benefits
Expected benefit payments	70
2026 | Overfunded pension plans
Employee benefits
Expected benefit payments	237
2026 | Underfunded pension plans
Employee benefits
Expected benefit payments	223
2026 | Other benefits
Employee benefits
Expected benefit payments	72
2027 and thereafter | Overfunded pension plans
Employee benefits
Expected benefit payments	1,196
2027 and thereafter | Underfunded pension plans
Employee benefits
Expected benefit payments	1,085
2027 and thereafter | Other benefits
Employee benefits
Expected benefit payments	$ 388